Revenue Analysis and Segment Information (Details) - Schedule of condensed consolidated statement of cash flow - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
SOS Ltd [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss)		$ (54,250)		$ (1,403)
Adjustments to reconcile net income net cash used in operating activities:
Depreciation of property, plant and equipment
Share-based compensation		33,537		506
Allowance for doubtful accounts - accounts receivable
Accounts receivable
Other receivables		(9,522)
Inter-company account		(99,132)
Amount due from related parties
Tax payables
Other payables		5,141
Amount due to related parties		15
Contract liabilities
Net cash (used in) generated from operating activities		(124,211)		(897)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property, equipment and equipment
Investment in equity		(374,463)
Proceed from disposals of discontinued operations
Net cash (used in) generated from investing activities		(374,463)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceed from share issuance, net of issuance costs		510,271
Proceed from private equity placement, net of issuance costs				1,000
Net cash generated from (used in) financing activities		510,271		1,000
EFFECT OF EXCHANGE RATES ON CASH				(1)
NET CASH CHANGES IN CASH AND CASH EQUIVALENTS		11,597		102
CASH AND CASH EQUIVALENTTS, beginning of year		1		1
CASH AND CASH EQUIVALENTTS, end of year		11,598		103
CASH FLOWS FROM OPERATING ACTIVITIES
Loss on acquisition
Income from disposal of discontinued operations
China SOS Ltd [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss)		2,648		(2)
Adjustments to reconcile net income net cash used in operating activities:
Depreciation of property, plant and equipment
Share-based compensation
Allowance for doubtful accounts - accounts receivable
Accounts receivable
Other receivables		(99,516)
Inter-company account		128,855
Amount due from related parties		(900)
Intangible assets		(14,502)
Tax payables
Accounts payable		11,359
Other payables		121		100
Amount due to related parties
Net cash (used in) generated from operating activities		28,065		98
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property, equipment and equipment		(11,358)
Investment in equity		(310,205)		(3,391)
Proceed from disposals of discontinued operations
Net cash (used in) generated from investing activities		(321,563)		(3,391)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceed from share issuance, net of issuance costs		452,076		3,578
Proceed from private equity placement, net of issuance costs
Net cash generated from (used in) financing activities		452,076		3,578
EFFECT OF EXCHANGE RATES ON CASH				(17)
NET CASH CHANGES IN CASH AND CASH EQUIVALENTS		158,578		268
CASH AND CASH EQUIVALENTTS, end of year		158,578		268
CASH FLOWS FROM OPERATING ACTIVITIES
Loss on acquisition
Income from disposal of discontinued operations
WFOE [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss)		(12)		(3)
Adjustments to reconcile net income net cash used in operating activities:
Depreciation of property, plant and equipment
Share-based compensation
Allowance for doubtful accounts - accounts receivable
Accounts receivable
Other receivables
Inter-company account		(311,415)
Amount due from related parties		(2)
Tax payables
Other payables		47
Amount due to related parties
Net cash (used in) generated from operating activities		(311,382)		(3)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property, equipment and equipment
Investment in equity				3,391
Proceed from disposals of discontinued operations
Net cash (used in) generated from investing activities				3,391
CASH FLOWS FROM FINANCING ACTIVITIES
Proceed from share issuance, net of issuance costs		315,547
Proceed from private equity placement, net of issuance costs
Net cash generated from (used in) financing activities		315,547
EFFECT OF EXCHANGE RATES ON CASH		(1)		(84)
NET CASH CHANGES IN CASH AND CASH EQUIVALENTS		4,164		3,304
CASH AND CASH EQUIVALENTTS, end of year		4,164		3,304
CASH FLOWS FROM OPERATING ACTIVITIES
Loss on acquisition
Income from disposal of discontinued operations
VIE [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss)		3
Adjustments to reconcile net income net cash used in operating activities:
Depreciation of property, plant and equipment
Share-based compensation
Allowance for doubtful accounts - accounts receivable
Accounts receivable
Other receivables
Tax payables
Net cash (used in) generated from operating activities		3
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property, equipment and equipment
Investment in equity
Net cash (used in) generated from investing activities
CASH FLOWS FROM FINANCING ACTIVITIES
Proceed from share issuance, net of issuance costs
Net cash generated from (used in) financing activities
EFFECT OF EXCHANGE RATES ON CASH
NET CASH CHANGES IN CASH AND CASH EQUIVALENTS		3
CASH AND CASH EQUIVALENTTS, end of year		3
CASH FLOWS FROM OPERATING ACTIVITIES
Loss on acquisition
Income from disposal of discontinued operations
Subsidiaries Outside China [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss)		(10,584)
Adjustments to reconcile net income net cash used in operating activities:
Share-based compensation
Impairment of cryptocurrencies		925
Other receivables		(595)
Inter-company account		84,650
Amount due from related parties		1,000
Accrued liabilities		3
Amount due to related parties		9
Net cash (used in) generated from operating activities		75,408			[1]
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property, equipment and equipment		(16,922)
Investment in equity		(64,794)
Net cash (used in) generated from investing activities		(81,716)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceed from share issuance, net of issuance costs		110,523
Net cash generated from (used in) financing activities		110,523
EFFECT OF EXCHANGE RATES ON CASH		(98)
NET CASH CHANGES IN CASH AND CASH EQUIVALENTS		104,117			[1]
CASH AND CASH EQUIVALENTTS, end of year		104,117
CASH FLOWS FROM OPERATING ACTIVITIES
Loss on acquisition
Income from disposal of discontinued operations
Subsidiaries Inside China [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss)		911		12,425	[1]	1,470
Adjustments to reconcile net income net cash used in operating activities:
Depreciation of property, plant and equipment		5,203		2		2
Depreciation of ROU		843
Accretion of finance leases		152
Allowance for doubtful accounts - accounts receivable		963		1		5
Allowance for doubtful accounts - other receivable		269		158		146
Accounts receivable		(15,894)		(2,065)		(5,455)
Other receivables		(16,228)		(36,019)		(1,498)
Inter-company account		197,042
Amount due from related parties		(4,244)		(2,871)		3,278
Accrued liabilities		19,812
Inventory		(96,071)
Tax payables		(8,371)		292		364
Accounts payable		17,050		(11,940)		3,851
Other payables		(306)		1,384		(217)
Amount due to related parties		844		(3,666)		(1,934)
Contract liabilities		(454)		546		32
Net cash (used in) generated from operating activities		101,521		(41,753)	[2]	44
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property, equipment and equipment		(4,754)		(501)
Investment in equity		(657)		0
Proceed from disposals of discontinued operations				3,500
Net cash (used in) generated from investing activities		(5,411)		2,999	[2]
CASH FLOWS FROM FINANCING ACTIVITIES
Repayment of principle portion of lease liabilities		(1,764)
Proceed from share issuance, net of issuance costs		(40,426)	[3]		[1]
Proceed from private equity placement, net of issuance costs				38,973
Net cash generated from (used in) financing activities		(42,190)		38,973	[2]
EFFECT OF EXCHANGE RATES ON CASH		1,925		785		(16)
NET CASH CHANGES IN CASH AND CASH EQUIVALENTS		55,845		1,004	[2]	28
CASH AND CASH EQUIVALENTTS, beginning of year		3,721		40	[2]	13
CASH AND CASH EQUIVALENTTS, end of year		59,566		1,044	[1]	41
CASH FLOWS FROM OPERATING ACTIVITIES
Loss on acquisition	[2]
Income from disposal of discontinued operations	[2]
Consolidation Adjustments (a) [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss)			[3]	(452)	[2]
Adjustments to reconcile net income net cash used in operating activities:
Depreciation of property, plant and equipment	[3]
Depreciation of ROU	[3]
Share-based compensation	[3]
Accretion of finance leases	[3]
Allowance for doubtful accounts - accounts receivable	[3]
Allowance for doubtful accounts - other receivable	[3]
Impairment of cryptocurrencies	[3]
Accounts receivable	[3]
Inter-company account	[3]
Amount due from related parties	[3]
Intangible assets	[3]
Accrued liabilities	[3]
Inventory	[3]
Tax payables	[3]
Accounts payable	[3]
Other payables	[3]
Amount due to related parties	[3]
Contract liabilities	[3]
Net cash (used in) generated from operating activities			[3]	(452)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property, equipment and equipment	[3]
Investment in equity	[3]	750,119
Net cash (used in) generated from investing activities		750,119	[3]
CASH FLOWS FROM FINANCING ACTIVITIES
Repayment of principle portion of lease liabilities	[3]
Proceed from share issuance, net of issuance costs	[4]	(750,119)
Net cash generated from (used in) financing activities		(750,119)	[3]
EFFECT OF EXCHANGE RATES ON CASH	[3]
NET CASH CHANGES IN CASH AND CASH EQUIVALENTS			[3]	(452)
CASH AND CASH EQUIVALENTTS, beginning of year	[3]
CASH AND CASH EQUIVALENTTS, end of year			[3]	(452)	[2]
Consolidation Adjustments (b) [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss)		12,033	[4]	(6,161)
Adjustments to reconcile net income net cash used in operating activities:
Depreciation of property, plant and equipment	[4]
Depreciation of ROU	[4]
Share-based compensation	[4]
Accretion of finance leases	[4]
Allowance for doubtful accounts - accounts receivable	[4]
Allowance for doubtful accounts - other receivable	[4]
Impairment of cryptocurrencies	[4]
Accounts receivable	[4]
Inter-company account	[4]
Amount due from related parties	[4]
Intangible assets	[4]
Accrued liabilities	[4]
Inventory	[4]
Tax payables	[4]
Accounts payable	[4]
Other payables	[4]
Amount due to related parties	[4]
Contract liabilities	[4]
Net cash (used in) generated from operating activities		12,033	[4]	(545)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property, equipment and equipment	[4]
Investment in equity			[4]
Net cash (used in) generated from investing activities	[4]
CASH FLOWS FROM FINANCING ACTIVITIES
Repayment of principle portion of lease liabilities	[4]
Proceed from share issuance, net of issuance costs		(12,033)
Net cash generated from (used in) financing activities	[4]	(12,033)
EFFECT OF EXCHANGE RATES ON CASH	[4]
NET CASH CHANGES IN CASH AND CASH EQUIVALENTS			[4]	(545)
CASH AND CASH EQUIVALENTTS, beginning of year	[4]
CASH AND CASH EQUIVALENTTS, end of year			[4]	(545)
CASH FLOWS FROM OPERATING ACTIVITIES
Loss on acquisition				5,679
Income from disposal of discontinued operations				(63)
Changes in operating assets and liabilities
SOS Ltd. Consolidated Total [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss)		(49,251)		4,404		1,470
Adjustments to reconcile net income net cash used in operating activities:
Depreciation of property, plant and equipment		5,203		2		2
Depreciation of ROU		843
Share-based compensation		33,537		506
Accretion of finance leases		152
Allowance for doubtful accounts - accounts receivable		963		1		5
Allowance for doubtful accounts - other receivable		269		158		146
Impairment of cryptocurrencies		925
Accounts receivable		(15,894)		(2,065)		(5,455)
Other receivables		(125,861)		(36,019)		(1,498)
Amount due from related parties		(4,146)		(2,871)		3,278
Intangible assets		(14,502)
Accrued liabilities		19,815
Inventory		(96,071)
Tax payables		(8,371)		292		364
Accounts payable		28,409		(11,940)		3,851
Other payables		5,003		1,484		(217)
Amount due to related parties		868		(3,666)		(1,934)
Contract liabilities		(454)		546		32
Net cash (used in) generated from operating activities		(218,563)		(43,552)		44
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property, equipment and equipment		(33,034)		(501)
Proceed from disposals of discontinued operations				3,500
Net cash (used in) generated from investing activities		(33,034)		2,999
CASH FLOWS FROM FINANCING ACTIVITIES
Repayment of principle portion of lease liabilities		(1,764)
Proceed from share issuance, net of issuance costs		585,839		3,578
Proceed from private equity placement, net of issuance costs				39,973
Net cash generated from (used in) financing activities		584,075		43,551
EFFECT OF EXCHANGE RATES ON CASH		1,826		683		(16)
NET CASH CHANGES IN CASH AND CASH EQUIVALENTS		334,304		3,681		28
CASH AND CASH EQUIVALENTTS, beginning of year		3,722		41		13
CASH AND CASH EQUIVALENTTS, end of year		$ 338,026		3,722		$ 41
CASH FLOWS FROM OPERATING ACTIVITIES
Loss on acquisition				5,679
Income from disposal of discontinued operations				$ (63)

[1]	SOS picks up the legal expense of $0.45 million paid by China SOS, this increase the net loss of SOS by the same amount;
[2]	To reflect the impact of SOS’s disposition of XRF’s fintech business on cash flow: a loss from an acquisition of $5.68 million and a loss from discontinued operation of $0.55 million, as well as a gain from the asset sale of 0.63 million, adding up to a total loss of $6.16 million.
[3]	This entry is to eliminate investment against equity accounts;
[4]	This entry is to offset legal expenses against gross proceeds from direct public offerings.